SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	Jun. 30, 2019 USD ($)
Accounting Policies [Abstract]
Operating lease right-of-use asset	$ 2,032
Operating lease liabilities	$ 2,032